OTHER LIABILITIES (Narrative) (Details) € in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jul. 16, 2020 CAD ($)	Apr. 21, 2020 CAD ($)	Aug. 31, 2020 CAD ($)	Aug. 31, 2019 CAD ($)	Aug. 31, 2020 EUR (€)
Disclosure Of Other Liabilities [Abstract]
Commitment to deliver additional consideration on achievement of gross margin based milestones | €					€ 875
Gain (loss) on contingent liability			$ 886	$ (145)
Sublease annual rental income	$ 282	$ 251
Rental income over sublease term	$ 1,431	$ 1,296